Note 15 - Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of tax receivables and payables [text block]
15	Current tax assets and liabilities

	Year ended December 31,
Current tax assets	2018	2017
V.A.T. credits	67,322	76,714
Prepaid taxes	54,010	55,620
	121,332	132,334

	Year ended December 31,
Current tax liabilities	2018	2017
Income tax liabilities	182,711	35,210
V.A.T. liabilities	18,091	14,313
Other taxes	49,431	52,882
	250,233	102,405